Other non-financial assets — current (Tables)	12 Months Ended
Jun. 30, 2026
Other Non-financial Assets Current
Schedule of other non financial assets current
	2026 USD	2025 USD
Formation expenses	526	–
Indirect taxes receivable	571,498	21,332
	572,024	21,332